Annual Report o August 31, 1999

     CitiFunds(sm)
-----------------
         Tax Free Reserves


                               [GRAPHIC OMITTED]

MONEY MARKETS


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                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                      1
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Portfolio Environment and Outlook                               2
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Fund Facts                                                      3
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Fund Performance                                                4
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CITIFUNDS TAX FREE RESERVES

Statement of Assets and Liabilities                             5
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Statement of Operations                                         6
-----------------------------------------------------------------
Statement of Changes in Net Assets                              7
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Financial Highlights                                            8
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Notes to Financial Statements                                   9
-----------------------------------------------------------------
Independent Auditors' Report                                   11
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TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                       12
-----------------------------------------------------------------
Statement of Assets and Liabilities                            20
-----------------------------------------------------------------
Statement of Operations                                        20
-----------------------------------------------------------------
Statement of Changes in Net Assets                             21
-----------------------------------------------------------------
Financial Highlights                                           21
-----------------------------------------------------------------
Notes to Financial Statements                                  22
-----------------------------------------------------------------
Independent Auditors' Report                                   24
-----------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

   This annual report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, the period that coincides with CitiFundsSM Tax Free Reserves' fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, spread to Russia and threatened Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

   However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. In fact, the U.S. economy was actually stronger than most investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust growth triggered fears among fixed-income investors that inflation might accelerate beyond its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

   IN THIS ENVIRONMENT, TAX-EXEMPT MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. However, tax-exempt money market yields tended to rise less than yields of taxable money market instruments, primarily because of different supply-and-demand influences in the two markets. While issuance from corporations in the taxable market remained robust, there was a relative shortage of tax-exempt instruments. The strong economy had enabled many states and municipalities to improve their fiscal operations, reducing their need to borrow in order to cover short-term deficits. Yet, demand for tax-exempt money market instruments remained high from individuals and institutions seeking to minimize their tax liabilities. The combination of low supply and strong demand helped constrain the rise of tax-exempt yields relative to taxable yields.

   The relative shortage of municipal notes made it more difficult for the Fund's managers to find high-yielding opportunities in high quality, highly liquid instruments. The Fund's management team found such opportunities primarily in Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks. During the first seven months of 1999, VRDNs comprised roughly 70% of total portfolio assets. However, toward the end of the reporting period, even VRDNs were in relatively short supply because of decreased issuance. In fact, despite higher interest rates, the yields of VRDNs with daily or weekly maturities were modestly lower at the end of the reporting period than they were at the beginning.

   By focusing primarily on VRDNs, the Fund's managers were able to gradually reduce its weighted average maturity to as low as 35 days. In a rising interest rate environment, this maturity stance enabled the investment team to have funds available for higher yielding instruments as they became available. The managers also strategically managed the portfolio's average duration in response to short-term technical influences, such as temporary changes in supply and demand.

   Looking forward, the investment team believes that the Fed's shift to higher interest rates should help ease investors' concerns regarding the possibility of an overheated economy and rising inflation. Accordingly, the Fund's managers are monitoring market conditions carefully to identify opportunities to take advantage of interest-rate changes.




FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER,              DIVIDENDS
TAX FREE RESERVES PORTFOLIO      Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS       CAPITAL GAINS
August 31, 1984                  Distributed annually, if any

NET ASSETS AS OF 8/31/99         BENCHMARKS**
$489.9 million                   o Lipper Tax Exempt Money Market
                                   Funds Average
                                 o IBC Financial Data General Tax Free
                                   Money Market Funds Average


 *A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

**The  Lipper  Funds  Average  and IBC Funds  Average  reflect  the  performance
  (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS TAX FREE RESERVES
FUND PERFORMANCE
TOTAL RETURNS

                                                ONE       FIVE      TEN
ALL PERIODS ENDED AUGUST 31, 1999               YEAR     YEARS*    YEARS*
--------------------------------------------------------------------------------
CitiFunds Tax Free Reserves                     2.66%    3.01%     3.26%
Lipper Tax Exempt Money Market Funds Average    2.63%    3.01%     2.91%

* Average Annual Total Return

7-DAY YIELDS
Annualized Current    2.65%
Effective             2.69%

THE ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

THE EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999, the Fund paid $0.02626 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 12.9% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS TAX FREE RESERVES VS.
IBC FINANCIAL DATA GENERAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund ReportTM, for the one-year period.

[The figures below represent the chart omitted from printed piece]

8/25/98       2.85     2.82
              2.83     2.84
              2.57     2.66
              2.76     2.79
              3.09     3.06
              3.22     3.21
              3.05     3
10/13/98      2.83     2.79
              2.81     2.78
              2.73     2.69
              2.69     2.69
              2.62     2.59
              2.69     2.68
              2.8      2.75
              2.72     2.69
12/8/98       2.47     2.41
              2.62     2.59
              2.8      2.76
              2.99     2.95
              3.15     3.15
              2.62     2.55
              2.5      2.48
1/26/99       2.47     2.42
              2.4      2.35
              2.08     1.98
              2.06     2.01
              2.3      2.35
              2.44     2.42
              2.32     2.29
              2.46     2.44
3/23/99       2.51     2.47
              2.49     2.45
              2.43     2.43
              2.32     2.25
              2.51     2.51
              2.71     2.74
              2.91     2.99
              2.86     2.89
5/18/99       2.77     2.81
              2.67     2.7
              2.63     2.66
              2.49     2.48
              2.56     2.55
              2.67     2.67
              2.82     2.91
7/6/99        2.76     2.76
              2.39     2.34
              2.44     2.44
              2.56     2.55
              2.55     2.56
              2.47     2.47
              2.56     2.59
              2.61     2.6
8/31/99       2.65     2.65

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
-------------------------------------------------------------------------------

ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $491,039,098
Receivable for shares of beneficial interest sold                        15,000
-------------------------------------------------------------------------------
  Total assets                                                      491,054,098
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       891,562
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)       105,934
Payable for shares of beneficial interest repurchased                    36,551
Accrued expenses and other liabilities                                  139,585
-------------------------------------------------------------------------------
Total liabilities                                                     1,173,632
-------------------------------------------------------------------------------
NET ASSETS for 489,882,856 shares of beneficial interest
  outstanding                                                      $489,880,466
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $489,882,856
Accumulated net realized loss on investments                             (2,390)
-------------------------------------------------------------------------------
  Total                                                            $489,880,466
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
-------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

INTEREST INCOME (Note 1A):
Income from Tax Free Reserves Portfolio               $16,901,587
Allocated expenses from Tax Free Reserves Portfolio      (776,185)
--------------------------------------------------------------------------------
                                                                     $16,125,402

EXPENSES
Shareholder Servicing Agents' fees (Note 3B)            1,291,979
Administrative fees (Note 3A)                           1,291,979
Distribution fees (Note 4)                                516,792
Shareholder reports                                        27,847
Legal fees                                                 20,058
Custody and fund accounting fees                           17,698
Audit fees                                                 13,663
Trustees' fees                                             13,106
Transfer agent fees                                        10,000
Miscellaneous                                               5,885
--------------------------------------------------------------------------------
  Total expenses                                        3,209,007
Less aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                           (626,731)
--------------------------------------------------------------------------------
  Net expenses                                                         2,582,276
--------------------------------------------------------------------------------
Net investment income                                                 13,543,126
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO         11,496
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $13,554,622
--------------------------------------------------------------------------------


See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED AUGUST 31,
                                                                ---------------------------
                                                                  1999             1998
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                         $ 13,543,126     $ 14,532,483
Net realized gain on investments                                    11,496           13,752
-------------------------------------------------------------------------------------------
    Net increase in net assets from operations                  13,554,622       14,546,235
-------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                          (13,543,126)     (14,532,483)
-------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                                   771,192,000      950,656,793
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                      2,080,452        2,647,143
Cost of shares repurchased                                    (798,174,036)    (861,030,403)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions in
  shares of beneficial interest                                (24,901,584)      92,273,533
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                          (24,890,088)      92,287,285
-------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                            514,770,554      422,483,269
-------------------------------------------------------------------------------------------
End of period                                                 $489,880,466     $514,770,554
-------------------------------------------------------------------------------------------


See notes to financial statements

CITIFUNDS TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                                                               Year Ended August 31,
                                        ------------------------------------------------------------------
                                           1999          1998            1997           1996        1995
----------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period    $1.00000       $1.0000         $1.0000        $1.0000     $1.00000
Net investment income                    0.02626        0.0304          0.0300         0.0297      0.03197
Less dividends from net
investment income                       (0.02626)      (0.03042)       (0.03004)      (0.02973)   (0.03197)
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period          $1.00000       $1.0000         $1.0000        $1.0000     $1.00000
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's  omitted)                      $489,880      $514,771        $422,483       $371,349     $392,172
Ratio of expenses to
  average net assets+                      0.65%         0.65%           0.65%          0.65%        0.65%
Ratio of net investment income
  to average net assets+                   2.62%         3.04%           3.01%          2.97%        3.22%
Total  return                              2.66%         3.08%           3.05%          3.01%        3.24%

Note:  If agents of the Fund and agents of Tax Free  Reserves  Portfolio had not waived all or a portion of their fees  during  the  periods  indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income per share         $0.02365      $0.02782        $0.02715       $0.02693     $0.02929
RATIOS:
Expenses to average net assets+            0.91%         0.92%           0.94%          0.93%        0.92%
Net investment income to
average net assets+                        2.36%         2.77%           2.72%          2.69%        2.95%
----------------------------------------------------------------------------------------------------------

 +  Includes  the  Fund's  share  of Tax  Free  Reserves  Portfolio's  allocated expenses.

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Tax Free Reserves (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 74.7% at August 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $2,390, all of which will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includeable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.65%.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $1,291,979, of which $418,030 was voluntarily waived for the year ended August 31, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $1,291,979 for the year ended August 31, 1999.

4. DISTRIBUTION FEE The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the period. Distribution fees amounted to $516,792, of which $208,701 was voluntarily waived for the year ended August 31, 1999.

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,914,764,464 and $1,955,995,509 respectively, for the year ended August 31, 1999.

CITIFUNDS TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities of CitiFunds Tax Free Reserves (a Massachusetts business trust) as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Tax Free Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--7.5%
-------------------------------------------------------------------------------
Dallas Texas, Water & Sewer System Revenue, 3.35%
  due 10/07/99                                          $9,813      $ 9,813,000
Houston, Texas,
  3.30% due 9/07/99                                      5,000        5,000,000
Intermountain Power Agency Revenue,
  3.35% due 10/13/99                                     5,000        5,000,000
Massachusetts Health & Education, Harvard,
  3.25% due 9/14/99                                     10,000       10,000,000
Phenix City, Alabama, Environmental Revenue,
  AMT 3.30% due 10/13/99                                 2,000        2,000,000
Phenix City, Alabama, Environmental Revenue,
  AMT 3.55% due 2/09/00                                  7,000        7,000,000
Sullivan Pollution Control Revenue, Indiana, 3.20%
  due 9/08/99                                            5,000        5,000,000
Sunshine State, Florida,
  3.40% due 2/11/00                                      4,000        4,000,000
Venango, Pennsylvania, Industrial Development
  Authority Revenue, AMT
  3.30% due 10/19/99                                     1,300        1,300,000
                                                                     ----------
                                                                     49,113,000
                                                                     ----------
GENERAL OBLIGATION BONDS
AND NOTES--2.8%
-------------------------------------------------------------------------------
Connecticut State,
  3.09% due 8/01/12                                      1,800        1,800,000
Connecticut State,
  3.05% due 5/15/14                                      5,500        5,500,000
Delaware State,
  6.13% due 4/01/00                                      1,465        1,490,535
Hilton Head,
  3.60% due 2/17/00                                      6,000        6,008,043
Minnesota State,
  5.60% due 10/01/99                                     1,260        1,262,218
Ohio State,
  4.50% due 5/15/00                                      1,000        1,008,894
Pennsylvania State,
  6.875% due 11/01/99                                      490          500,336
Wisconsin State,
  5.00% due 5/01/00                                        250          252,668
Wisconsin State,
  5.75% due 5/01/00                                        600          609,417
                                                                     ----------
                                                                     18,432,111
                                                                     ----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS)--19.4%
-------------------------------------------------------------------------------
Abilene Texas,
  6.40% due 2/15/00                                      $ 300        $ 304,093
Aiken County, South Carolina, School District,
  5.00% due 4/01/00                                      1,900        1,919,387
Anderson County, South Carolina, School District,
  6.00% due 5/01/00                                        355          361,206
Arizona Educational Loan Marketing, 6.90%
  due 3/01/00                                              500          508,270
Austin Texas,
  7.00% due 9/01/99                                      1,880        1,880,000
Austin Texas, Utility System Revenue, 10.75%
  due 5/15/00                                            2,250        2,366,380
Boston Massachusetts,
  5.25% due 10/01/99                                     2,000        2,002,796
Boston Massachusetts, Water & Sewer Revenue,
  4.50% due 11/01/99                                     2,840        2,846,959
Camden County, Georgia, School District, 4.75%
  due 4/01/00                                            1,000        1,008,624
Charlotte, North Carolina,
  4.90% due 6/01/00                                        975          986,741
Chicago, Illinois,
  3.05% due 10/31/99                                     4,000        4,000,000
Chicago, Illinois, Metropolitan Water
  Reclamation District,
  4.70% due 12/01/99                                     3,000        3,012,042
Claremont County, Ohio, Hospital
  Facilities Revenue,
  4.70% due 9/01/99                                      1,200        1,200,000
Clark County, California,
  School District, 4.25%
  due 9/01/99                                              750          750,000
Clark County, Kentucky, Pollution Control
  Revenue, 3.10%
  due 10/15/99                                           2,200        2,200,000
Clark County, Nevada,
  5.80% due 10/01/99                                     1,000        1,002,045
Clark County, Nevada, ARPT Revenue, 3.40%
  due 7/01/28                                            1,445        1,445,000
Clark County, Nevada, School District, 5.50%
  due 6/15/00                                            2,000        2,035,320

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999
                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Collin County, Texas, 4.15%
  due 3/01/00                                           $2,725       $2,737,538
Harris County, Texas, Flood Control
  District, 7.125%
  due 10/01/99                                           1,190        1,193,943
Hockley County, Texas Industrial
  Development Corp., 3.15%
  due 11/01/99                                           9,000        9,000,000
Honolulu, Hawaii, City & County, 4.60%
  due 10/01/99                                           2,200        2,202,112
Illinois State, Sales Tax Revenue, 5.75%
  due 6/15/00                                              125          127,196
Iowa State, School Cash Anticipation Program,
  3.50% due 1/28/00                                      3,000        3,004,203
Irving, Texas,
  5.00% due 9/15/99                                      1,100        1,100,824
Jacksonville, Florida, Electrical Authority
  Revenue, 4.40%
  due 10/01/99                                           1,200        1,201,184
Jefferson County, Kentucky, Capital
  Projections, 5.40%
  due 4/01/00                                              670          677,973
Jefferson Parish, Louisiana,
  Home Mortgage
  Authority Revenue,
  3.65% due 6/01/00                                      2,000        2,000,000
Kentucky State Turnpike Authority
  Economical Development, 7.25%
  due 5/15/00                                              145          150,994
King County, Water, 5.00%
  due 12/01/99                                             850          853,511
Knoxville Tennesee, 5.00%
  due 5/01/00                                            1,000        1,011,331
Lancaster Pennsylvania, School District, 4.00%
  due 5/15/00                                            1,300        1,305,949
Louisiana State,Offshore, 3.25%
  due 9/01/08                                            2,100        2,100,000
Madison Wisconsin, 4.00%
  due 5/01/00                                            2,050        2,059,930
McHenry County, Illinois, Public
  Common Revenue, 4.00%
  due 12/01/99                                           1,450        1,451,193
Mercer County, North Dakota,
  Solid Waste Disposal Authority, AMT,
  3.25% due 12/01/99                                    $3,500       $3,500,000
Metro Washington D.C., Authority Revenue,
  5.80% due 10/01/99                                     2,000        2,004,190
Michigan State, Building Authority Revenue,
  4.00% due 10/01/99                                     1,240        1,240,645
Michigan State, Building Authority Revenue,
  4.25% due 10/15/99                                     1,265        1,266,551
Monroe Wisconsin School District, 3.55%
  due 12/10/99                                           2,500        2,501,213
Montgomery County,
  Pennsylvania, 6.80%
  due 11/01/99                                           1,660        1,703,071
Montgomery County, Pennsylvania,
  Education & Health, 7.50%
  due 11/01/99                                           3,465        3,490,373
Murray County, Utah, Hospital Revenue,
  4.50% due 5/15/00                                        500          503,936
New Orleans, Louisiana, Single Family
  Mortgage, AMT, 3.15%
  due 12/01/99                                           3,500        3,500,000
North Carolina State,
  4.50% due 4/01/00                                      3,000        3,024,905
Northumberland County, Pennsylvania, 6.30%
  due 10/15/99                                             500          501,657
Ohio State Building Authority, 5.00%
  due 10/01/99                                           2,520        2,523,330
Oklahoma State Water Resource Board
  State Loan Revenue, 2.95%
  due 9/01/99                                            3,630        3,630,000
Oklahoma State Water Resource Board
  State Loan Revenue, 3.60%
  due 3/01/00                                            1,360        1,360,000
Oregon State, Housing & Community
  Services Development, AMT
  3.20% due 4/13/00                                      2,810        2,810,000
Pennsylvania State, Turnpike Revenue, 7.50%
  due 12/01/99                                           1,700        1,752,603
Portland Maine,
  3.40% due 9/01/99                                      1,515        1,515,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Port Houston, Texas,
  5.375% due 10/01/99                                    $ 680        $ 681,241
Rhode Island State, Health and Educational
  Revenue, 8.38% due
  4/01/00                                                1,000        1,048,948
Rhode Island State, Health and Educational
  Revenue, 3.00%
  due 12/01/29                                           1,000        1,000,000
Richmond County, Georgia, Board of Education,
  4.00% due 9/01/99                                      1,750        1,750,000
San Antonio, Texas, Water Revenue, 5.90%
  due 5/15/00                                            1,300        1,323,143
Spokane, Washington, 3.50%
  due 1/31/00                                            2,000        2,004,059
Stevens Point, Wisconsin,
  3.50% due 5/01/00                                        300          300,387
Tennesee State, School Board Authority, 5.00%
  due 5/01/00                                            1,000        1,011,658
Texas State, 5.125%
  due 10/01/99                                             100          100,158
Texas State, 7.75%
  due 10/01/99                                             500          501,700
Texas State, 9.00%
  due 10/01/99                                             500          502,179
Tulsa County, Oklahoma, Criminal Justice,
  4.50% due 9/01/99                                      2,900        2,900,000
Tulsa County, Oklahoma, Public School District,
  4.50% due 2/01/00                                      1,375        1,382,247
Utah Water Finance Agency Revenue, 4.40%
  due 10/01/99                                           1,000        1,000,718
Vermont Housing Finance Agency, AMT 3.15%
  due 4/28/00                                            4,255        4,255,000
Virginia State, Housing Development Authority,
  6.00% due 7/01/00                                      3,000        3,054,553
Washington State, 6.10%
  due 6/01/00                                              750          765,561
Wyoming Student Loan Corp. Revenue, 6.25%
  due 12/01/99                                           5,000        5,036,476
                                                                    -----------
                                                                    127,452,246
                                                                    -----------
REVENUE, TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES--4.2%
-------------------------------------------------------------------------------
Anchorage, Alaska, TAN's,
  3.75% due 1/04/00                                    $ 5,000      $ 5,013,290
Canton, Massachusetts, BAN's, 3.90%
  due 9/17/99                                            4,925        4,926,083
Texas State, TRAN's, 4.50%
  due 8/31/00                                           10,500       10,580,955
West Jordan, Utah State, TRAN's, 4.00%
  due 6/30/00                                            7,350        7,385,267
                                                                    -----------
                                                                     27,905,595
                                                                    -----------
VARIABLE RATE DEMAND NOTES*--67.2%
-------------------------------------------------------------------------------
ABN-Amro Munitops Certificates Trust,
  due 4/05/06                                            5,000        5,000,000
ABN-Amro Munitops Certificates Trust, AMT,
  due 7/05/06                                            2,000        2,000,000
Adams County, Colorado,
  Industrial Development Revenue,
  due 12/01/15                                           2,000        2,000,000
Alaska State, Housing Finance Corp.,
  due 6/01/26                                            3,000        3,000,000
Alexandria, Virginia,
  Industrial Development Authority,
  due 7/01/26                                            1,300        1,300,000
Allegheny County, Pennsylvania,
  Industrial Development Authority Revenue,
  due 7/01/27                                            1,100        1,100,000
Arapahoe County, Colorado, Revenue Authority,
  due 7/01/07                                            1,775        1,775,000
Ascension, Louisiana, Revenue, AMT
  due 12/01/27                                           2,000        2,000,000
Ashe County, North Carolina,
  Industrial Facilities and Pollution,
  due 7/01/10                                            2,100        2,100,000
Beloit, Kansas, Industrial
  Development Authority,
  AMT, due 12/01/16                                      3,100        3,100,000
14

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Beaver County, Pennsylvania,
  Pollution Control
  Revenue,
  due 12/01/20                                          $1,500      $ 1,500,000
Bexar County, Texas,
  Housing Finance Authority,
  due 9/15/26                                            1,900        1,900,000
Brooks County, Georgia,
  Development Authority Revenue,
  due 3/01/18                                            2,000        2,000,000
Burke County, Georgia,
  Development Authority Pollution Control,
  due 7/01/24                                            1,200        1,200,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                            1,650        1,650,000
Carthage, Missouri, Industrial
  Development Authority Revenue,
  due 4/01/07                                            2,000        2,000,000
Carthage, Missouri, Industrial
  Development Authority Revenue, AMT,
  due 9/01/30                                            2,000        2,000,000
Cherokee County, South Carolina,
  Industrial Revenue, AMT,
  due 8/01/19                                              200          200,000
Chester County, Pennsylvania,
  Health & Educational Facilities,
  due 5/15/22                                              415          415,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                            1,400        1,400,000
Chicago, Illinois, O'Hare International
  Airport Revenue,
  due 7/01/10                                              500          500,000
Clark County, Nevada, Industrial
  Development Revenue, AMT
  due 10/01/30                                           2,700        2,700,000
Clarksville, Arizona,
  Industrial Development Revenue, AMT
  due 8/01/13                                            2,025        2,025,000
Clarksville, Tennessee,
  Public Building Authority,
  due 10/01/25                                             765          765,000
Clipper Tax Exempt
  Trust, AMT,
  due 3/01/15                                           $1,255      $ 1,255,000
Clipper Tax Exempt
  Trust, AMT,
  due 3/01/16                                            7,320        7,320,000
Colorado Health Facilities Authority Revenue,
  due 6/01/21                                            5,000        5,000,000
Columbus, Georgia, Housing Authority Revenue,
  due 11/01/17                                             850          850,000
Connecticut State, Health &
  Educational Facilities,
  due 7/01/27                                            1,500        1,500,000
Davidson County, North Carolina, Industrial
  Facilities, due 7/01/20                                2,140        2,140,000
De Kalb County, Georgia, Industrial Development
  Revenue, due 8/01/01                                   1,500        1,500,000
De Kalb County, Georgia, Industrial Development
  Revenue, due 2/01/18                                   1,100        1,100,000
De Kalb County, Georgia, Multi-family Housing
  Revenue, due 6/15/25                                   2,700        2,700,000
Director of State of Nevada,
  Department of Business,  AMT,
  due 8/01/20                                              865          865,000
District of Columbia,
  Revenue, due 10/01/15                                    500          500,000
East Baton Rouge,
  Louisiana, Pollution Control Revenue,
  due 6/01/11                                            1,400        1,400,000
Eloy, Arizona, Industrial Development
  Authority Revenue, AMT,
  due 8/01/20                                            1,000        1,000,000
Emmaus, Pennsylvania, General Authority
  Revenue, due 3/01/24                                  18,300       18,300,000
Facilities Municipal Trust,
  due 12/15/14                                           1,000        1,000,000
Farmington, New Mexico, Pollution Control
  Revenue, due 12/01/16                                  6,200        6,200,000
Farmington, New Mexico, Pollution Control
  Revenue, due 5/01/24                                     900          900,000
Fayetteville, Arkansas, Industrial Development,
  AMT, due 12/01/04                                      1,100        1,100,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Floyd County, Georgia, Development Authority,
  due 3/01/24                                           $2,000      $ 2,000,000
Floyd County, Georgia, Development Authority,
  due 9/01/26                                            1,080        1,080,000
Forsyth County, Georgia, Industrial Development
  Revenue, due 1/01/07                                   2,000        2,000,000
Fulton County, Georgia, Development Authority
  Revenue, due 2/01/18                                   2,000        2,000,000
Fulton County, Georgia, Industrial
  Development Authority, AMT,
  due 6/01/27                                            3,900        3,900,000
Georgia Local Government Trust
  Certificates Partner-
  ships, due 6/01/28                                     3,000        3,000,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25                                           1,725        1,725,000
Glasgow, Kentucky, Industrial
  Building Revenue, AMT,
  due 5/01/14                                            3,345        3,345,000
Gordon County, Georgia, Industrial
  Development Authority Revenue,
  due 8/01/17                                            1,000        1,000,000
Grapevine, Texas, Industrial
  Development Authority Revenue,
  due 12/01/24                                           1,100        1,100,000
Greenville, Wisconsin Industrial
  Development Revenue, AMT,
  due 9/01/13                                            1,640        1,640,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                            1,485        1,485,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 6/01/05                                   1,500        1,500,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 3/01/17                                     465          465,000
Harris County, Texas,
  due 8/01/15                                            7,800        7,800,000
Harris County, Texas,
  Health Facilities
  Development,
  due 2/15/27                                              900          900,000
Hawkins County, Tennessee,
  Industrial Development
  Board, due 10/01/27                                   $1,450      $ 1,450,000
Hays, Texas, Mental Health
  Development Facilities,
  due 11/15/14                                           2,000        2,000,000
Heard County, Georgia, Pollution Development
  Revenue, due 9/01/26                                   1,800        1,800,000
Heber City, Utah, Industrial
  Development Revenue,
  AMT, due 7/01/33                                       3,650        3,650,000
Henderson, Nevada, Health Care
  Facilities Revenue,
  due 7/01/20                                              700          700,000
Henrico County, Virginia,
  Industrial Development
  Authority, due 8/01/23                                   180          180,000
Illinois Educational Facilities
  Authority Revenue,
  due 12/01/25                                             700          700,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/04                                            7,000        7,000,000
Illinois Health Facilities Authority Revenue,
  due 11/01/15                                           1,800        1,800,000
Illinois Health Facilities Authority Revenue,
  due 12/01/15                                           3,875        3,875,000
Illinois Health Facilities Authority Revenue,
  due 1/01/28                                            1,800        1,800,000
Jackson County, Mississippi, Pollution Control
  Revenue, due 12/01/16                                  2,800        2,800,000
Jackson County, Mississippi, Pollution Control
  Revenue, due 6/01/23                                   1,200        1,200,000
Jackson County, Mississippi,
  Industrial Development
  Revenue, due 12/01/15                                  2,650        2,650,000
Jacksonville, Florida, Health
  Facilities Revenue,
  due 12/01/23                                           1,500        1,500,000
Jefferson County, Alabama, Sewer Revenue,
  due 2/01/33                                            5,000        5,000,000
Jefferson Parish, Louisiana,
  Hospital District 2,
  due 12/01/15                                           2,700        2,700,000
Jefferson Parish, Louisiana, Home Mortgage,
  due 12/01/26                                           1,690        1,690,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Kenton County, Kentucky, Board Revenue, AMT
  due 3/01/15                                          $ 1,800      $ 1,800,000
Knox County, Tennessee, Health
  Educational Hospital Facilities,
  due 12/01/27                                           8,000        8,000,000
Knox County, Tennessee, Industrial
  Development Board Revenue, AMT,
  due 10/01/00                                           1,000        1,000,000
Lone Star Texas Authority,
  due 12/01/14                                             400          400,000
Louisa County, Virginia,
  Industrial Development
  Authority, due 1/01/20                                   720          720,000
Louisiana Housing Finance Agency
  Mortgage Revenue, AMT,
  due 6/01/27                                            2,970        2,970,000
Macon Trust Pooled
  Receipts, due 3/03/07                                 26,240       26,240,000
Macon Trust Pooled
  Receipts, AMT
  due 12/05/30                                           2,315        2,315,000
Madison, Wisconsin, Community
  Development Authority,
  due 6/01/22                                            1,085        1,085,000
Maricopa County, Arizona, Pollution Control,
  due 5/01/29                                              600          600,000
Marshfield, Wisconsin, Industrial Development
  Revenue, due 12/01/14                                  2,500        2,500,000
Maryland State,
  due 8/01/12                                            2,115        2,115,000
Maryland State, Community Development,
  due 4/01/25                                            1,930        1,930,000
Mason County, Kentucky, Pollution Control,
  due 10/15/14                                           2,900        2,900,000
Massachusetts State Health and
  Educational Facilities,
  due 7/01/05                                            1,600        1,600,000
Massachusetts State Housing Finance
  Authority, due 7/01/19                                 8,500        8,500,000
Massachusetts State Water Resource Authority,
  due 11/01/26                                           8,000        8,000,000
Mecklenburg County, North Carolina, Industrial
  Facilities, due 9/01/14                               $2,000      $ 2,000,000
Metropolitan Government, Nashville Tennessee,
  Industrial, due 12/01/18                               1,000        1,000,000
Metropolitan Pier & Expo,
  Illinois, due 6/15/21                                    570          570,000
Michigan State Hospital Finance Authority
  Revenue, due 8/15/15                                   3,000        3,000,000
Minneapolis/St. Paul, Minnesota,
  due 8/15/25                                            1,000        1,000,000
Mississippi Home Corp., Single Family, AMT,
  due 6/01/28                                            3,465        3,465,000
Missouri State, Health and Educational Facilities
  Revenue, due 7/01/18                                   3,700        3,700,000
Missouri State, Housing & Development Common
  Mortgage, due 3/01/30                                  4,000        4,000,000
Moorhead, Minnesota, Solid Waste Disposal, AMT,
  due 4/01/12                                            3,000        3,000,000
Morgan County, Utah, Solid
  Waste, due 8/01/31                                       500          500,000
Multi-State Municipal Securities Trust
  Certificates, due 3/01/01                              9,140        9,140,000
Multi-State Municipal Securities Trust
  Certificates,
  due 12/01/03                                           8,380        8,380,000
Nash County, North
  Carolina, due 12/01/14                                 1,000        1,000,000
New Hampshire High Educational & Health,
  due 6/01/23                                            1,300        1,300,000
New Hanover County, North Carolina,
  due 3/01/14                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/15                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/16                                            2,250        2,250,000
New Jersey State,
  due 2/15/11                                            3,800        3,800,000
New York City Municipal Water Finance,
  due 6/15/31                                            6,225        6,225,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
New York City Municipal Water Finance Authority,
  due 6/15/24                                          $ 1,700      $ 1,700,000
New York Pooled Puttable
  Trust, due 10/01/30                                      595          595,000
New York Pooled Puttable
  Trust, AMT
  due 12/05/30                                              30           30,000
New York State,
  due 8/01/16                                            2,700        2,700,000
New York State, Energy Development,
  due 12/01/25                                           2,400        2,400,000
New York State Thruway Authority Revenue,
  due 1/01/27                                           10,705       10,705,000
North Carolina Educational
  Facilities, due 9/01/26                                  200          200,000
North Carolina Medical Care Commonwealth,
  due 11/15/28                                           6,000        6,000,000
North Central, Texas, Health
  Facilities Development,
  due 12/01/15                                           1,500        1,500,000
North Little Rock, Arkansas,
  Health Facilities,
  due 12/01/21                                           1,700        1,700,000
Oakland California, Economic Development
  Revenue, due 8/01/27                                     280          280,000
Ohio State, Air Quality Development Authority,
  due 5/01/26                                            1,755        1,755,000
Orange County, Florida, Industrial Development
  Authority, due 1/01/11                                   400          400,000
Peoria, Illinois, Health Care Facilities Revenue,
  due 5/01/17                                            1,255        1,255,000
Person County, North Carolina,
  Pollution Control Authority,
  due 11/01/19                                           3,000        3,000,000
Piedmont, South Carolina, Municipal Power Agency,
  due 1/01/22                                            1,000        1,000,000
Pinal County, Arizona, Pollution Control
  Revenue, due 12/01/11                                  2,500        2,500,000
Pitney Bowes Credit Corp.
  Leasetops, due 11/13/02                                1,620        1,620,465
Port Arthur, Texas, Navigation District,
  due 10/01/24                                             300          300,000
Puerto Rico Public Finance
  Corp., due 6/01/12                                     $ 300     $    300,000
Puerto Rico Commonwealth,
  due 7/01/20                                            1,200        1,200,000
Red Bay, Alabama, Industrial Development Board
  Revenue, due 11/01/10                                  3,400        3,400,000
Rhode Island State Industrial
  Facilities Corp.,
  due 5/01/05                                            1,500        1,500,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 6/01/05                                            3,300        3,300,000
Rhode Island State Industrial
  Facilities Corp.,
  due 11/01/05                                           3,710        3,710,000
Richmond Virginia, Development & Housing
  Authority, due 11/01/29                                4,900        4,900,000
Roswell, Georgia, Multi-family
  Housing Authority,
  due 8/01/27                                            2,500        2,500,000
Rutherford County, Tennessee,
  Industrial Development, AMT,
  due 12/01/03                                           1,500        1,500,000
Saint Charles, Parish, Louisiana,
  Pollution Control Revenue,
  due 3/01/24                                            5,200        5,200,000
San Antonio, Texas, Electrical Gas Revenue,
  due 2/01/19                                           12,000       12,000,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                              600          600,000
Seattle, Washington, Municipal
  Lighting and Power Revenue,
  due 11/01/18                                             900          900,000
Southeastern Oklahoma Industrial Development
  Authority, due 6/01/16                                 3,400        3,400,000
Sumner County, Tennessee, Health Educational
  Revenue, due 6/01/29                                  10,000       10,000,000
Syracuse Industrial Economic Development
  Revenue, due 12/01/05                                    680          680,000
Tarrant County, Texas, Health
  Facilities Development,
  due 11/15/26                                             960          960,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Texas State,
  due 10/01/08                                          $4,950      $ 4,950,000
Texas State, Department of
  Housing and Community,
  due 3/01/17                                            1,995        1,995,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                            1,025        1,025,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/01/11                                      1,000        1,000,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/11/11                                      1,000        1,000,000
Traill County, North Dakota,
  Solid Waste, due 3/01/18                               5,750        5,750,000
Uinta County, Wyoming, Pollution Control
  Revenue, due 12/01/22                                  1,500        1,500,000
Uinta County, Wyoming, Pollution Control
  Revenue, due 8/15/20                                   1,400        1,400,000
Utah State Board of
  Regents, due 11/01/25                                    900          900,000
Valdez, Arkansas, Marine
  Term Revenue,
  due 8/01/25                                            4,000        4,000,000
Valley, California, Health &
  Hospital System Revenue,
  due 5/15/25                                            3,300        3,300,000
Vermont Industrial Development Authority
  Revenue, AMT,
  due 12/01/11                                             800          800,000
Volisia County, Florida,
  Health Facilities Authority,
  due 11/01/15                                           1,000        1,000,000
Walton County, Georgia, Industrial Building
  Authority, due 10/01/00                                1,050        1,050,000
Walton County, Georgia, Industrial Building
  Authority, due 10/01/02                                1,080        1,080,000
Walton County, Georgia, Industrial Building
  Authority, due 10/01/17                                  700          700,000
Washington State Multi-family Mortgage
  Revenue, due 7/01/25                                   1,425        1,425,000
Washington State Health Care Facilities Revenue,
  due 1/01/23                                              200          200,000
Washington State Public
  Power Supply,
  due 7/01/17                                           $1,000      $ 1,000,000
Winchester, Kentucky, Industrial Building, AMT,
  due 10/01/18                                           2,400        2,400,000
Wisconsin State Health & Educational Facility,
  due 8/15/17                                            2,100        2,100,000
                                                                   ------------
                                                                    441,465,465
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                     101.1%      664,368,417
OTHER ASSETS,
  LESS LIABILITIES                                       (1.1)       (7,248,098)
                                                        ------     ------------
NET ASSETS                                              100.0%     $657,120,319
                                                        ------     ------------


AMT-Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1A)                  $664,368,417
Cash                                                                      53,884
Interest receivable                                                    4,779,961
--------------------------------------------------------------------------------
  Total assets                                                       669,202,262
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     11,940,955
Payable to affiliate - Investment advisory fees (Note 2A)                 72,123
Accrued expenses and other liabilities                                    68,865
--------------------------------------------------------------------------------
  Total liabilities                                                   12,081,943
--------------------------------------------------------------------------------
NET ASSETS                                                          $657,120,319
--------------------------------------------------------------------------------
REPRESENTED BY:
Capital paid-in for beneficial interests                            $657,120,319
--------------------------------------------------------------------------------


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
INTEREST INCOME (NOTE 1B):                                           $23,864,214
--------------------------------------------------------------------------------
EXPENSES
Investment Advisory fees (Note 2A)                       $1,461,892
Administrative fees (Note 2B)                               365,473
Custody and fund accounting fees                            206,804
Legal fees                                                   30,556
Audit fees                                                   20,500
Trustees' fees                                               13,991
Miscellaneous                                                11,664
--------------------------------------------------------------------------------
  Total expenses                                          2,110,880
Less aggregate amounts waived by Investment Adviser and
  Administrator  (Notes 2A and 2B)                       (1,002,903)
Less fees paid indirectly (Note 1D)                         (12,038)
--------------------------------------------------------------------------------
  Net expenses                                                         1,095,939
--------------------------------------------------------------------------------
Net investment income                                                 22,768,275
NET REALIZED GAIN ON INVESTMENTS                                          16,677
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $22,784,952
--------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                  -----------------------------
                                                       1999             1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                             $ 22,768,275     $ 20,567,400
Net realized gain on investments                        16,677           17,001
--------------------------------------------------------------------------------
Increase in net assets from operations              22,784,952       20,584,401
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                      3,367,197,193    1,069,295,431
Value of withdrawals                            (3,456,720,231)    (849,651,201)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                        (89,523,038)     219,644,230
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (66,738,086)     240,228,631
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                723,858,405      483,629,774
--------------------------------------------------------------------------------
End of period                                     $657,120,319     $723,858,405
--------------------------------------------------------------------------------


TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                                   YEAR ENDED AUGUST 31,
                                          -------------------------------------------------------------------
                                             1999              1998         1997           1996         1995
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
   (000's omitted)                        $657,120          $723,858     $483,630       $372,171     $394,222
Ratio of expenses to
   average net assets                        0.15%             0.15%        0.19%          0.30%        0.32%
Ratio of net investment income
   to average net assets                     3.11%             3.53%        3.46%          3.31%        3.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets               0.29%             0.29%        0.31%          0.32%        0.32%
Net investment income to average
   net assets                                2.98%             3.39%        3.35%          3.29%        3.55%
-------------------------------------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,461,892, of which $637,430 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $365,473, all of which was voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,623,416,618 and $2,678,252,942, respectively, for the year ended August 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1999, for federal income tax purposes, amounted to $664,368,417.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $1,942. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Tax Free Reserves.

Ask for a prospectus (except for CitiFunds Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554

(C)1999 Citicorp        [logo] Printed on recycled paper             CFA/RTF/899